AC Alternatives Market Neutral Value Fund

July 14, 2015

EXPLANATORY NOTE

On behalf of the AC Alternatives Market Neutral Value Fund, a series of American Century Capital Portfolios, Inc. (the “Corporation”), and pursuant to Rule 497(e) under the Securities Act of 1933, as amended (the “Securities Act”), the purpose of this filing is to submit an interactive data file in the manner provided by Rule 405 of Regulation S-T and General Instruction C.3.(g) of Form N-1A. The interactive data file included as an exhibit to this filing relates to the revised prospectus filed with the Securities and Exchange Commission on behalf of the Corporation pursuant to Rule 497(e) under the Securities Act on June 29, 2015; such filing (Accession Number 0000908186-15-000119) is incorporated by reference into this Rule 497 Document.

EXHIBIT INDEX

EXHIBIT NUMBER	DESCRIPTION OF DOCUMENT
Exhibit - 101.CAL	XBRL Taxonomy Extension Calculation Linkbase Document
Exhibit - 101.INS	XBRL Instance Document
Exhibit - 101.SCH	XBRL Taxonomy Extension Schema Document
Exhibit - 101.PRE	XBRL Taxonomy Extension Presentation Linkbase Document
Exhibit - 101.DEF	XBRL Taxonomy Extension Definition Linkbase Document
Exhibit - 101.LAB	XBRL Taxonomy Extension Label Linkbase Document